Additional Information Financial Statement Schedule I	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Additional Information Financial Statement Schedule I

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	As of December 31
	2019	2020	2020
	RMB	RMB	USD
			(Note 3)
ASSETS
Current assets
Cash and cash equivalents	290,578	2,108,582	323,154
Amounts due from subsidiaries	771,355	716,696	109,838
Amounts due from a related party	2,611	-	-
Total current assets	1,064,544	2,825,278	432,992
TOTAL ASSETS	1,064,544	2,825,278	432,992
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	2,207	3,768	577
Total current liabilities	2,207	3,768	577
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	846,686	757,360	116,070
Total non-current liabilities	846,686	757,360	116,070
TOTAL LIABILITIES	848,893	761,128	116,647
MEZZANINE EQUITY
Series B convertible redeemable preferred shares (US$0.0001 par value; 34,815,112 shares authorized as of December 31, 2019 and 2020, respectively, 34,544,762 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	330,817	-	-
Series B+ convertible redeemable preferred shares (US$0.0001 par value; 54,083,288 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	516,469	-	-
Series C convertible redeemable preferred shares (US$0.0001 par value; 50,195,203 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	504,721	-	-
Series D convertible redeemable preferred shares (US$0.0001 par value; 50,193,243 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	1,227,905	-	-
Series E convertible redeemable preferred shares (US$0.0001 par value; 78,824,567 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	2,095,667	-	-
TOTAL MEZZANINE EQUITY	4,675,579	-	-

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS - continued

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	As of December 31
	2019	2020	2020
	RMB	RMB	USD
			(Note 3)
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares (par value of US$0.0001 per share; 509,631,372 and nil shares authorized as of December 31, 2019 and 2020, respectively, 57,864,058 shares and nil shares issued and outstanding as of December 31, 2019 and 2020, respectively)	37	-	-
Class A ordinary shares (par value of USD0.0001 per share; nil and 1,300,000,000 shares authorized as of December 31, 2019 and 2020, respectively; nil and 421,729,902 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	-	275	42
Class B ordinary shares (par value of USD0.0001 per share; nil and 100,000,000 shares authorized as of December 31, 2019 and 2020, respectively; nil and 58,453,168 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	-	38	6
Series A convertible preferred shares (US$0.0001 par value; 22,257,215 and nil shares authorized as of December 31, 2019 and 2020, respectively, 17,085,275 and nil issued and outstanding as of December 31, 2019 and 2020, respectively)	54,256	-	-
Additional paid-in capital	-	10,653,403	1,632,705
Accumulated other comprehensive income	88,216	49,614	7,604
Accumulated deficit	(4,602,437)	(8,639,180)	(1,324,012)
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	(4,459,928)	2,064,150	316,345
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	1,064,544	2,825,278	432,992

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 3)
Sales and marketing expenses	(15,965)	(8,737)	(35,077)	(5,376)
Research and development expenses	(12,254)	(22,933)	(68,688)	(10,527)
General and administrative expenses	(115,253)	(64,961)	(257,873)	(39,521)
Total operating expenses	(143,472)	(96,631)	(361,638)	(55,424)
Loss from operations	(143,472)	(96,631)	(361,638)	(55,424)
Interest income	25,088	13,642	1,045	160
Foreign currency exchange (loss) gain	(3,669)	(779)	1,699	260
Loss before provision for income tax	(122,053)	(83,768)	(358,894)	(55,004)
Income tax expenses	-	-	-	-
Loss from investment in subsidiaries	(534,018)	(879,982)	(981,014)	(150,345)
Net loss	(656,071)	(963,750)	(1,339,908)	(205,349)
Accretion of convertible redeemable preferred shares	(244,371)	(600,535)	(2,837,991)	(434,941)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc	(900,442)	(1,564,285)	(4,177,899)	(640,290)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 3)
Net loss	(656,071)	(963,750)	(1,339,908)	(205,349)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	69,566	(11,972)	(38,602)	(5,916)
Total comprehensive loss	(586,505)	(975,722)	(1,378,510)	(211,265)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 3)
Net cash generated from (used in) operating activities	1,477	11,529	(4,214)	(646)
CASH FLOWS FROM INVESTING ACTIVITIES:
Amounts due from subsidiaries	(142,237)	(60,137)	-	-
Investments in subsidiaries	(539,608)	(671,566)	(1,024,607)	(157,028)
Net cash used in investing activities	(681,845)	(731,703)	(1,024,607)	(157,028)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the IPO and from exercising the over-allotment option by the underwriters	-	-	2,051,695	314,436
Payment of the IPO issuance cost	-	-	(18,469)	(2,830)
Payment to repurchase ordinary shares	(21,082)	-	-	-
Payment to repurchase of the Series A convertible preferred shares	(4,730)	-	-	-
Repurchase and cancellation of vested options	(11,883)	(551)	(528)	(81)
Net proceeds from the issuance of Series E convertible redeemable preferred shares (net of issuance cost of RMB15,770)	1,588,067	-	-	-
Proceeds from issuance of Series F convertible redeemable preferred shares	-	-	849,528	130,196
Net cash generated from (used in) financing activities	1,550,372	(551)	2,882,226	441,721
Effect of exchange rate changes	114,770	(1,536)	(35,401)	(5,426)
Net increase (decrease) in cash and cash equivalents	984,774	(722,261)	1,818,004	278,621
Cash and cash equivalents at beginning of the year	28,065	1,012,839	290,578	44,533
Cash and cash equivalents at end of the year	1,012,839	290,578	2,108,582	323,154

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIEs and VIEs' subsidiaries.

2.	INVESTMENT IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs' subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries were reported using the equity method of accounting. The Parent Company's share of loss from its subsidiaries, VIEs and VIEs' subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs' subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs' subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3.	CONVENIENCE TRANSLATION

The Group's business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi ("RMB") into US dollars as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.